Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GUIDESTONE FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2023
VALUE EQUITY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Value Equity Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Value Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	•The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund is diversified and focuses on large- and medium-sized U.S. companies (companies with holdings greater than approximately $2.9 billion) whose equity securities are considered by the Fund’s Sub-Advisers to be value-oriented. Value-oriented investments are generally those that are trading at prices that the Sub-Advisers believe are below what the securities are worth or that may be out of favor with investors.•These value-oriented investments typically have lower price-to-earnings ratios, lower asset valuations and/or higher dividend yields relative to the U.S. market as a whole.•In pursuing its investment strategy, the Fund may at times focus its investments in one or a few particular economic sectors.•The Fund may invest in American Depositary Receipts (“ADRs”), which represent ownership of underlying foreign securities that are denominated in U.S. dollars, regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets and foreign equity securities (including non-U.S. dollar denominated securities). The Fund may invest in sponsored or unsponsored depositary receipts.•The Fund may invest in forward currency contracts in order to mitigate market exposure. Forwards will only be utilized for defensive hedging purposes (i.e., hedging back to the U.S. dollar).•The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.•The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment styles to identify securities it believes are undervalued or are generally out of favor with investors. The Adviser recommends sub-adviser selections to the Board of Trustees of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.•In accordance with the Adviser’s Christian values, the Fund may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk and Value Investing Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.There is no guarantee that the equity market or the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.•Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.•Depositary Receipts Risk: Investments in depositary receipts (i.e., ADRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.•Dividend Paying Securities Risk: There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.•Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.•Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.•Financial Services Sector Risk: Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions and interest rates, credit rating downgrades and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financial services sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.•Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.•Forward Currency Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Foreign forward currency exchange contracts involve a risk of loss if currency exchange rates move against the Fund and are subject to counterparty risk.•Futures and Options on Futures Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.•Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.•Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.•Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.•Mid-Capitalization Companies Risk: Medium-sized company (i.e., mid-cap) stocks have historically been subject to greater investment risk than large company stocks. They generally are more vulnerable than larger companies to adverse business or economic developments. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks.•Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.•Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.•Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.•Warrants and Rights Risk: Because the market price of warrants may be significantly less than the current price of the underlying security, there is a greater risk that warrants may drop in value at a faster rate than the underlying security. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Returns years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:16.14%6/30/2020Worst Quarter:(27.10)%3/31/2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/22
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	 After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
VALUE EQUITY FUND | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810
VALUE EQUITY FUND | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	$ 1,131
2013	rr_AnnualReturn2013	35.22%
2014	rr_AnnualReturn2014	10.61%
2015	rr_AnnualReturn2015	(3.70%)
2016	rr_AnnualReturn2016	13.84%
2017	rr_AnnualReturn2017	15.25%
2018	rr_AnnualReturn2018	(11.19%)
2019	rr_AnnualReturn2019	26.80%
2020	rr_AnnualReturn2020	3.89%
2021	rr_AnnualReturn2021	24.27%
2022	rr_AnnualReturn2022	(6.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
VALUE EQUITY FUND | After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.67%)	[1]
Five Years	rr_AverageAnnualReturnYear05	3.40%	[1]
Ten Years	rr_AverageAnnualReturnYear10	7.61%	[1]
VALUE EQUITY FUND | before taxes | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.90%)
Five Years	rr_AverageAnnualReturnYear05	6.70%
Ten Years	rr_AverageAnnualReturnYear10	10.22%
VALUE EQUITY FUND | before taxes | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.16%)
Five Years	rr_AverageAnnualReturnYear05	6.41%
Ten Years	rr_AverageAnnualReturnYear10	9.93%
VALUE EQUITY FUND | after taxes on distributions and sale of Fund shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.28%)	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	4.59%	[1],[2]
Ten Years	rr_AverageAnnualReturnYear10	7.71%	[1],[2]
VALUE EQUITY FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.54%)
Five Years	rr_AverageAnnualReturnYear05	6.66%
Ten Years	rr_AverageAnnualReturnYear10	10.29%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.